INCOME TAX (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Income (loss) before income taxes	$ 22,120,000	$ (29,663,000)
Ireland [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(5,039)
France [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	10,236
United States [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ 16,924